Other Payables and Accruals (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Payables and Accruals
Unearned revenue	$ 30,991	$ 28,325
Accrued off-hire	1,800	1,768
Accrued purchases	4,096	3,273
Accrued interest	12,838	9,180
Other accruals	7,541	7,625
Total	$ 57,266	$ 50,171